CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues	$ 10,270,989	$ 12,451,126
Cost of revenues	6,290,301	6,069,788
Foreign currency translation adjustment tax	0	0
Related Party
Revenues	226	753,827
Cost of revenues	$ 526	$ 147,611